Debt - Summary of debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Deferred financing costs	$ (4,118)	$ (3,925)	$ (3,201)
Total debt	538,695	541,966	696,703
Debt classified as current	(7,205)	(74,806)	(11,685)
Total long-term debt	531,490	467,160	685,018
Baseball League Wide Credit Facility
Debt
Carrying amount of debt			100,000
MLB Facility Fund - Term
Debt
Carrying amount of debt	30,000	30,000	30,000
MLB Facility Fund - Revolver
Debt
Carrying amount of debt	43,125	43,700	46,000
Teamco Revolver
Debt
Carrying amount of debt			20,000
Term debt
Debt
Carrying amount of debt	168,561	171,694	233,286
Mixed Use Development Credit Facilities
Debt
Carrying amount of debt	35,058	103,163	175,618
Mixed Use Development Term Debt
Debt
Carrying amount of debt	$ 266,069	$ 197,334	$ 95,000